Assets and Liabilities Measured at Fair Value (Details) (Recurring, USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash equivalents	$ 463	$ 342	$ 424
Interest rate swap arrangements (note 6)			1
Current liabilities:
Interest rate swap arrangements (note 6)			13
Long-term liabilities:
Debt (note 6)	4,071	3,783	3,626
Level 1
Current assets:
Cash equivalents	463	342	424
Level 2
Current assets:
Interest rate swap arrangements (note 6)			1
Current liabilities:
Interest rate swap arrangements (note 6)			13
Long-term liabilities:
Debt (note 6)	$ 4,071	$ 3,783	$ 3,626